Exhibit 99.1

Deloitte Touche Tohmatsu ABN 74 490 121 060
The Directors RESIMAC Limited Level 9, 45 Clarence Street SYDNEY NSW 2000	Grosvenor Place 225 George Street Sydney NSW 2000 PO Box N250 Grosvenor Place Sydney NSW 1220 Australia DX: 10307SSE Tel: +61 (0) 2 9322 7000 Fax: +61 (0) 9322 5136 www.deloitte.com.au

08 November 2018

Dear Directors,

Report of Factual Findings

We have performed the procedures agreed with RESIMAC Limited (the “Issuer” and “you”), to report factual findings for the purpose of assisting you and nabSecurities, LLC, National Australia Bank Limited, and Citigroup Global Markets Australia Pty Limited (together, the “Underwriters”) in assessing, in combination with other information obtained by you and the Underwriters, the proposed securitisation transaction of a pool of residential mortgage loans and your evaluation of the Loan File Data Information (the “Purpose”) in respect of RESIMAC Triomphe Trust – RESIMAC Premier Series 2018-2 (the “Transaction”). The procedures performed are detailed in the terms of the engagement dated on or about 06 November 2018 (“the Engagement Letter”) and set forth in the attached schedules with respect to the Transaction. Terms in this report have the same definition as in the Engagement Letter.

Issuer Responsibility for the Procedures Agreed

The Issuer is responsible for the adequacy or otherwise of the procedures agreed to be performed by us. You are responsible for determining whether the factual findings provided by us, in combination with any other information obtained, provide a reasonable basis for any conclusions which you wish to draw on the subject matter.

Our Responsibility

Our responsibility is to report factual findings obtained from conducting the procedures agreed. We conducted the engagement in accordance with Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagements to Report Factual Findings (“ASRS 4400”). An agreed-upon procedures engagement is not an assurance engagement.

We have complied with ethical requirements equivalent to those applicable to Other Assurance Engagements, including independence.

The agreed-upon procedures do not constitute either a reasonable assurance (audit) or limited assurance (review) engagement in accordance with the Auditing and Assurance Standards Board (AUASB) standards, and as such, we do not express any conclusion and provide no assurance on the Transaction. Had we performed additional procedures or had we performed a reasonable or limited assurance engagement in accordance with AUASB standards, other matters might have come to our attention that would have been reported to you and the Underwriters.

Factual Findings

The procedures were performed solely for the Purpose as specified above. The procedures performed and the factual findings obtained are set out in Appendix A of this report.

Deloitte refers to one or more of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee, and its network of member firms, each of which is a legally separate and independent entity. Please see www.deloitte.com/au/about for a detailed description of the legal structure of Deloitte Touche Tohmatsu Limited and its member firms.

Liability limited by a scheme approved under Professional Standards Legislation.

Member of Deloitte Touche Tohmatsu Limited

© 2018 Deloitte Touche Tohmatsu

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Restriction on Distribution and Use of the Report

Except as outlined in the Engagement Letter, this report is intended solely for the use of the Issuer and the Underwriters for the purpose set out above. As the intended user of our report, it is for you to assess both the procedures and our factual findings to determine whether they provide, in combination with any other information obtained, a reasonable basis for any conclusions which you wish to draw on the subject matter. As required by ASRS 4400, distribution of this report is restricted to those parties that have agreed the procedures to be performed with us and have been identified in the terms of the engagement (since others, unaware of the reasons for the procedures, may misinterpret the results). This report is disclosed to the Underwriters upon execution of the Underwriter Agreement with us as separately agreed between us and the Underwriters.

Access to our report will be restricted to the Issuer and the Underwriters, and all other parties will be excluded from using the Report, unless you are required to furnish or post our Report in connection with Rules 15Ga-2 and 17g-10 of the Securities Exchange Act of 1934, as amended (“the Exchange Act”). Accordingly, we expressly disclaim and do not accept any responsibility or liability to any other parties for any consequences of use of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

We understand that you may be asked by the Reserve Bank of Australia (“RBA”) to provide details of any external due diligence performed on the pool to indicate that such details have been verified and are correct. The wording that we consent to you using in your response to such a request, and to which you hereby agree to use, is as follows: “Resimac Limited engaged an independent third party to perform certain agreed-upon procedures under the Australian Auditing Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagement to Report Factual Findings (“AUPs”). The procedures included comparing certain information on the loan documentation to the information in the loan data file and the information in the loan system. Resimac Limited received and reviewed the report of factual findings in relation to the AUPs as part of our overall evaluation of the accuracy of stated details regarding the loans in the pool.”

Please contact us if you wish to propose any changes to this wording.

Except to the extent provided in any reliance letter, we note that clause 9 of our Standard Terms governs the use and non-disclosure of our work.

Yours Faithfully

DELOITTE TOUCHE TOHMATSU

Delary Nell

Partner

Chartered Accountants

Sydney, 08 November 2018

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Appendix A – Factual Findings

The procedures we performed were divided into four parts, A to D

For Procedures A to D, we have performed certain procedures in respect of a sample of the loans selected from an electronic data file provided by you (the “Pool”) being the indicative pool cut dated 11 October 2018 and received on 15 October 2018.

The procedures have been performed using originals, scanned versions, photocopies or facsimiles of the relevant documents. We have not attempted to verify the authenticity of these documents.

At your request, the sample size has been determined using the binomial probability distribution based on the following parameters that you have provided to us: To provide 95% confidence for each attribute tested that the upper error limit in the population does not exceed 5% with 3 planned errors the selected sample will be 153 loans.

Part A – Loan testing

For each loan file in the sample listed in Appendix B we agreed the following electronic data fields in the Pool to the documentation described below in the loan files:

Procedure Performed	Factual Finding

A1. loan purpose, as per the “LOAN PURPOSE” field, to the loan	No exceptions noted
application or confirmation of approval;

A2. settlement date, as per the “SETLEMENT DATE” field, to the	No exceptions noted
date of the compliance certificate;
A3. original loan amount, as per the “LOAN AMOUNT” field, to the	No exceptions noted
loan agreement and any loan variation agreements. A differences threshold of <$5000 determined by the Issuer is allowable as a non-exception between the Pool and loan variation agreements as the amount noted therein is an estimate at the date of issuance.
A4. interest only period, as per the “END DATE FOR INTEREST	No exceptions noted
ONLY” field to the loan agreement or letter of variation;
A5. maturity date, as per the “MATURITY DATE” field, as being the	No exceptions noted
settlement date plus the term in the loan agreement;
A6. postcode of each of the security properties, as per the “1ST	No exceptions noted
SECURITY POSTCODE”, “2ND SECURITY POSTCODE”, “3RD
SECURITY POSTCODE”, “4TH SECURITY POSTCODE”, “5TH
SECURITY POSTCODE”, “6TH SECURITY POSTCODE”, to the
relevant valuation reports or the loan mortgage insurance
documentation.
A7. valuation of each of the security properties, as per the “1ST	No exceptions noted
SECURITY VALUATION”, “2ND SECURITY VALUATION”, “3RD
SECURITY VALUATION”, “4TH SECURITY VALUATION”, “5TH
SECURITY VALUATION”, “6TH SECURITY VALUATION” to the
relevant valuation reports;
A8. security type of each security property as per the “1ST	No exceptions noted
SECURITY TYPE”, “2ND SECURITY TYPE”, “3RD SECURITY TYPE”,
“4TH SECURITY TYPE”, “5TH SECURITY TYPE”, “6TH SECURITY
TYPE” to the relevant valuation reports based on the following classifications:
➢ Freestanding, Residential and Semi-Detached
property types are classified as a ‘House’ security
type;
➢ Units and Villas are classified as a ‘Unit’ security
type;

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➢ Townhouses are classified as either a ‘Unit’ or
‘House’ security type;
➢ Detached Units are classified as a ‘House’;
A9. mortgage insurer, where applicable, as per the “MORTGAGE	No exceptions noted
INSURER” field, to the mortgage insurance certificate.
A10. Regulated by UCCC/ NCC as per the “REGULATED (Y/N)” to	No exceptions noted
the loan agreement;
A11. . Borrower employment status as per the “EMPLOYMENT	No exceptions noted
SERVICEABILITY TYPE” to the Loan Application.

Part B – Eligibility Criteria testing

For each loan in the sample we performed the following procedures:

Procedure Performed	Factual Finding

B1.by reference to the Pool, the Current LVR is not	No exceptions noted
more than 95%
B2. that the Mortgage Insurance Policy, where	No exceptions noted
applicable, in respect of the selected loan:
• i) expires on a date not before the maturity
date of the loan (“MATDAT” in the Pool);
• ii) is for the full amount of the loan (“LNAMT”
in the Pool); and
• iii) the mortgage insurance document is
contained in the security packet.
B3. that a Solicitors Compliance Certificate or Title	No exceptions noted
Insurance Settlement Confirmation in respect of the
selected loan is included in the security source
documents, or located on the Image Management
system at RESIMAC.
B4. check that for each loan, the days in arrears as per	No exceptions noted
the “NO OF DAYS IN ARREARS” per the Pool agrees to
the arrears reconciliation section on the MTS portal as at
the date of the Pool Cut.
B5. check that the Current Balance as per “LOAN	No exceptions noted
BALANCE” per the Initial Pool agrees to the loan
balance portal in MTS.

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Part C – Valuation Procedures (applicable for loans settled after 1 June 2013)

Procedure Performed	Factual Finding

For each of the relevant loans selected, obtained
the loan documentation and checked the following:
C1. Checked that for each Loan a valuation report	No exceptions noted
was on file from an approved Panel Valuer. RESIMAC
has provided a list of approved Valuers to Deloitte.

C2. Check that the valuation is not more than 3 months	No exceptions noted
old (90 days) at the date of settlement of the loan.
Loan samples with a valuation report date greater
than 90 days prior to settlement, for which necessary
approval has been obtained from the Resimac Credit
Department, are not reported as exceptions.

C3. Checked that the valuation is provided in a	No exceptions noted
standard API format which includes the following:
➢ Market value ‘as is’
➢ Rental Value;
➢ Replacement Insurance Value;
➢ Evidence of 3 recent sales.

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Part D - Income Verification Procedures

(Procedures will not be performed on loans with a settlement date prior to 31 July 2011)

Procedure Performed			Factual Finding

D1. For any sample asset designated as PAYG per the field Employment Serviceability Type in the Pool with a settlement date on or after 30 September 2012, check that the following income evidence can be sighted on the MTS Portal:
	➢	Two of the three most recent payslips, or	No exceptions noted
	➢	Three months statements from a financial institution showing regular salary credits
•	If none of the above documents are available, the following must be obtained for each applicant
	➢	One payslip, and	No exceptions noted
	➢	The latest PAYG Payment Summary (Group Certificate) or Tax Assessment Notice
D2. For any sample asset designated as PAYG per the field Employment Serviceability Type in the Pool with a settlement date prior to 30 September 2012, check that the following income evidence can be sighted on the MTS Portal:
	➢	Two of the three most recent payslips, or	No exceptions noted
	➢	a letter from the employer on official letter head (PO Box and mobile contact numbers are unacceptable), signed and dated confirming employment status, position, base salary or total salary package and breakdown, commencement date or length of employment, and
	➢	The latest PAYG Payment Summary (Group Certificate) or Tax Assessment Notice
D3. For any sample asset designated as Self Employed/Employed / or designated as CO (Company or Trust Borrower) (blank ones) as per the field Employment Serviceability Type in the Pool, check that the following income evidence can be sighted on the MTS Portal:
	➢	Most recent Tax Assessment Notice; and	No exceptions noted
	➢	Financial statements for 2 years.
D4. Where an applicant has rental-based income noted on MTS Portal, check that one of the following income evidence can be sighted on the MTS Portal :
	➢	Rental opinion from a real estate agent in the form of a letter for new purchases, or	No exceptions noted
	➢	Rental statement from the managing agent, or

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➢	Copy of current lease or tenancy agreement for properties already tenanted with bank statements confirming rental deposits for private agreements, or
➢	A taxation return showing declared income, or
➢	Rental opinion from a RESIMAC approved Panel Valuer in the form of a valuation addressed to RESIMAC Limited, or
➢	If the property is vacant, RESIMAC will rely on the lower of an agent’s market appraisal or rental amount as per the valuation report.
D5. Where an applicant detains a Court Order mandating that the applicant receive maintenance payments as noted in MTS Portal, check that the following income evidence can be sighted on the MTS Portal:
➢	Proof of receipt of maintenance for a continuous period of at least 3 months by way of bank statements or a child support agency statement, or	No exceptions noted
➢	Child Support Agency letter to confirm the maintenance agreement.
D6. Where an applicant has a Centrelink Pension as noted on MTS Portal, check that the evidence of a letter from Centrelink verifying pension details can be sighted on the MTS Portal.		No exceptions noted

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Appendix B – List of Sample Assets Loan Numbers Selected from the Pool

Sample #	Unique ID	Sample #	Unique ID	Sample #	Unique ID	Sample #	Unique ID
1	3117-4494	41	3117-5638	81	3117-5920	121	3258-34
2	9589-13	42	3117-4741	82	3013-7309	122	3013-8145
3	3365-355	43	3117-5536	83	6282-54	123	3117-6041
4	3117-6919	44	1216-32	84	3117-6082	124	2728-11343
5	3117-3222	45	3117-6190	85	1727-21	125	3117-6384
6	3013-8926	46	3117-4962	86	3117-6333	126	9450-3
7	3117-5229	47	3117-6821	87	9148-7	127	3117-6753
8	6819-17	48	9571-1	88	3117-6531	128	3013-7635
9	3013-76048	49	3013-8036	89	108-97	129	3132-303
10	9594-35	50	3013-76743	90	5560-36	130	3013-7487
11	3013-7433	51	3117-6277	91	3117-6195	131	3117-5620
12	6601-12	52	3117-6354	92	188-137	132	3013-78772
13	3117-6351	53	3013-7734	93	5041-10071	133	3117-6073
14	3117-6161	54	3117-6235	94	4559-11	134	5587-95
15	3013-7942	55	3013-7388	95	1220-119	135	3013-8806
16	3117-5583	56	3013-8669	96	3871-14	136	3117-5749
17	1331-49	57	3117-5559	97	3117-5581	137	3013-8455
18	3117-3941	58	1939-166	98	4574-164	138	4574-143
19	9594-66	59	3013-8272	99	3563-61	139	3117-6839
20	3013-8784	60	3117-4593	100	6054-76	140	3117-6568
21	3117-5297	61	3013-76376	101	3117-6463	141	1216-46
22	3117-5400	62	3013-8400	102	3117-6519	142	3117-4672
23	9596-8	63	3013-8569	103	3117-6571	143	3276-11
24	6311-21	64	3013-75442	104	3249-10093	144	3117-6119
25	5980-529	65	3117-5878	105	3013-8545	145	3132-309
26	3258-136	66	3117-5278	106	2994-51	146	9182-23
27	3013-7860	67	3117-6716	107	3117-5906	147	9608-3
28	3117-6201	68	231-234	108	6819-18	148	3117-5994
29	3365-366	69	3013-7762	109	2805-19	149	3013-7600
30	3117-5864	70	4434-50	110	3013-8303	150	3117-4481
31	3013-8202	71	3013-8860	111	3117-4827	151	555-44
32	555-27	72	1939-173	112	3117-6170	152	2728-11412
33	5980-542	73	3117-6763	113	3117-6227	153	7449-3
34	5310-15	74	3117-4433	114	1216-48
35	3117-6910	75	3117-5568	115	3013-7317
36	3250-20236	76	3013-8094	116	3117-7004
37	3117-5934	77	3760-422	117	3117-5960
38	6001-183	78	3013-8533	118	2260-91
39	9594-64	79	5605-30	119	3766-8
40	3117-6146	80	3013-7886	120	9263-6

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